CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenue	¥ 585,762	$ 89,772	¥ 1,435,727	¥ 1,921,876
Cost of revenues	(118,171)	(18,111)	(133,968)	(194,492)
Gross profit	467,591	71,661	1,301,759	1,727,384
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753,RMB21,099 and RMB206 for the years ended December 31, 2018, 2019 and 2020, respectively)	(481,719)	(73,827)	(1,199,346)	(1,486,399)
Research and development	(154,775)	(23,720)	(272,343)	(241,270)
General and administrative	(136,581)	(20,932)	(100,896)	(178,371)
Impairment loss	(16,893)	(2,589)	(254,683)
Penalties | ¥			(30,000)
Loss from operations	(322,377)	(49,407)	(555,509)	(178,656)
Net interest income/(expenses)	(2,290)	(351)	5,100	5,037
Others, net	11,238	1,722	11,785	9,360
Loss before income tax	(313,429)	(48,036)	(538,624)	(164,259)
Income tax benefits	1,283	197	8,005	4,473
Net loss	(312,146)	(47,839)	(530,619)	(159,786)
Less: net income/(loss) attributable to noncontrolling interests	(7,999)	(1,226)	(78,859)	4,829
Net loss attributable to Jianpu's shareholders	(304,147)	(46,613)	(451,760)	(164,615)
Foreign currency translation adjustments	(52,185)	(7,998)	14,685	59,658
Total other comprehensive income/(loss)	(52,185)	(7,998)	14,685	59,658
Total comprehensive loss	(364,331)	(55,837)	(515,934)	(100,128)
Less: total comprehensive income/(loss) attributable to noncontrolling interests	(8,878)	(1,361)	(78,732)	5,568
Total comprehensive loss attributable to Jianpu's shareholders	¥ (355,453)	$ (54,476)	¥ (437,202)	¥ (105,696)
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | (per share)	¥ (0.72)	$ (0.11)	¥ (1.07)	¥ (0.39)
Weighted average number of shares
Basic and diluted (in shares) | shares	423,096,353	423,096,353	420,575,827	417,315,644
ADS
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | (per share)	¥ (14.38)	$ (2.20)	¥ (21.48)	¥ (7.89)
Recommendation services
Revenues:
Total revenue	¥ 404,381	$ 61,974	¥ 1,252,300	¥ 1,705,229
Loans (including revenues from related party of RMB105,492, RMB31,980 and RMB4,757 for the years ended December 31, 2018, 2019 and 2020, respectively)
Revenues:
Total revenue	109,814	16,830	666,307	1,015,407
Credit cards
Revenues:
Total revenue	294,567	45,144	585,993	689,822
Big data and system-based risk management services
Revenues:
Total revenue	144,227	22,104	134,927	106,597
Advertising, marketing and other services
Revenues:
Total revenue	¥ 37,154	$ 5,694	¥ 48,500	¥ 110,050